Interest Rate Swap (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 13, 2012
Interest Rate Swap Agreement, Minimum Amount					$ 1,000,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate					4.25%
Debt Instrument, Basis Spread on Variable Rate					0.64%
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	13,476		24,048	0
Other Assets, Fair Value Disclosure	22,374		16,171	0
Unrealized loss on interest rate swap, net of tax	(10,232)	0	4,805	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax			$ 3,072	$ 0